Note 6 - Short-Term Investments (Details) - Summary of Short-Term Investments (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Note 6 - Short-Term Investments (Details) - Summary of Short-Term Investments [Line Items]
Cost	$ 33,605	$ 69,420
Gross Unrealized Gains	5	11
Gross Unrealized Losses	33,606	69,427
Fair Value	(4)	(4)
Debt Securities [Member]
Note 6 - Short-Term Investments (Details) - Summary of Short-Term Investments [Line Items]
Cost	1,610	1,631
Gross Unrealized Gains	3	4
Gross Unrealized Losses	1,613	1,635
Domestic Corporate Debt Securities [Member]
Note 6 - Short-Term Investments (Details) - Summary of Short-Term Investments [Line Items]
Cost	1,519	500
Gross Unrealized Losses	1,517	500
Fair Value	(2)
US Government Agencies Debt Securities [Member]
Note 6 - Short-Term Investments (Details) - Summary of Short-Term Investments [Line Items]
Cost	5,448	6,633
Gross Unrealized Gains	2	7
Gross Unrealized Losses	5,448	6,636
Fair Value	(2)	(4)
Bank Time Deposits [Member]
Note 6 - Short-Term Investments (Details) - Summary of Short-Term Investments [Line Items]
Cost	25,028	60,656
Gross Unrealized Losses	$ 25,028	$ 60,656